Equity affiliates, other investments and related parties - Associates (Details) $ in Millions		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Associates
Non-current assets	$ 201,586	$ 201,586	$ 188,916	$ 184,125
Current assets	89,469	89,469	96,571	99,529
TOTAL ASSETS	291,055	291,055	285,487	283,654
Shareholder's equity	117,523	117,523	120,255	119,453	$ 114,570
Non-current liabilities	80,969	80,969	77,272	75,416
Current liabilities	92,563	92,563	87,960	88,785
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	291,055	291,055	285,487	283,654
Revenues from sales		182,344	195,610	218,945
Net income		13,357	16,031	21,510
Other comprehensive income		306	834	1,107
Equity value	30,665	30,665	27,872	25,895
Profit/(loss)		2,553	1,575	1,845
Share of other comprehensive income, net amount		(484)	(246)	(208)
Other investments	$ 1,914	$ 1,914	1,665	1,543	1,051
Yemen LNG Company Limited
Associates
% owned		39.62%
Novatek
Associates
% owned	19.40%
Other investments	$ 0	$ 0	0	0	$ 0
Refining & Chemicals | Saudi Aramco Total Refining & Petrochemicals
Associates
Non-current assets	15,539	15,539	12,023	9,780
Current assets	3,042	3,042	3,446	2,584
TOTAL ASSETS	18,581	18,581	15,469	12,364
Shareholder's equity	4,931	4,931	4,062	3,527
Non-current liabilities	10,125	10,125	6,899	5,850
Current liabilities	3,525	3,525	4,508	2,987
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	18,581	18,581	15,469	12,364
Revenues from sales		12,266	14,601	12,994
Net income		535	66	584
Other comprehensive income		$ (146)	$ (32)	$ (59)
% owned		37.50%	37.50%	37.50%
Equity value	1,849	$ 1,849	$ 1,523	$ 1,323
Profit/(loss)		200	25	219
Share of other comprehensive income, net amount		$ (184)	34	(46)
Dividends paid to TotalEnergies			150	321
Refinery production capacity (in barrels per day) | item		460,000
Refining & Chemicals | Qatar
Associates
Non-current assets	3,126	$ 3,126	2,562	2,882
Current assets	1,985	1,985	1,971	2,000
TOTAL ASSETS	5,111	5,111	4,533	4,882
Shareholder's equity	2,574	2,574	2,781	2,748
Non-current liabilities	1,388	1,388	654	835
Current liabilities	1,149	1,149	1,098	1,299
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	5,111	5,111	4,533	4,882
Revenues from sales		9,455	9,422	9,506
Net income		213	338	203
Other comprehensive income		24	13	(7)
Equity value	616	616	670	665
Profit/(loss)		60	88	78
Share of other comprehensive income, net amount		(19)	10	(7)
Dividends paid to TotalEnergies		$ 114	83	145
Refining & Chemicals | Qatar Petrochemical Company Q.S.C. (QAPCO)
Associates
% owned		20.00%
Refining & Chemicals | Qatofin Company Limited
Associates
% owned		49.08%
Refining & Chemicals | Laffan Refinery Company Limited 1
Associates
% owned		10.00%
Exploration and Production activities | Liquefaction entities
Associates
Non-current assets	33,627	$ 33,627	29,749	42,197
Current assets	6,118	6,118	7,512	5,745
TOTAL ASSETS	39,745	39,745	37,261	47,942
Shareholder's equity	22,321	22,321	22,432	35,144
Non-current liabilities	10,451	10,451	8,746	7,700
Current liabilities	6,973	6,973	6,083	5,098
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	39,745	39,745	37,261	47,942
Revenues from sales		22,227	23,407	26,288
Net income		5,177	6,769	6,880
Equity value	3,860	3,860	3,904	3,963
Including goodwill and identifiable assets	27	27	29	32
Profit/(loss)		660	768	822
Share of other comprehensive income, net amount		(64)	28	(19)
Dividends paid to TotalEnergies		$ 708	820	1,052
Exploration and Production activities | Nigeria LNG Limited
Associates
% owned		15.00%
Exploration and Production activities | Angola LNG Limited
Associates
% owned		13.60%
Exploration and Production activities | Yemen LNG Company Limited
Associates
% owned		39.62%
Exploration and Production activities | Qatar Liquefied Gas Company Limited
Associates
% owned		10.00%
Exploration and Production activities | Qatar Liquefied Gas Company Limited (II)
Associates
% owned		16.70%
Exploration and Production activities | Oman LNG, LLC
Associates
% owned		5.54%
Exploration and Production activities | Abu Dhabi Gas Liquefaction Company Limited
Associates
% owned		5.00%
Exploration and Production activities | Qatar Liquified Gas Company Limited 5 (North Field East project)
Associates
% owned		25.00%
Exploration and Production activities | Qatar Liquefied Gas Company Limited 10 (North Field South Project)
Associates
% owned		25.00%
Renewables and Electricity activities | Adani Green Energy Limited (AGEL)
Associates
Non-current assets	13,641	$ 13,641	10,936	7,887
Current assets	1,075	1,075	1,264	1,091
TOTAL ASSETS	14,716	14,716	12,200	8,978
Shareholder's equity	2,196	2,196	1,137	965
Non-current liabilities	10,616	10,616	8,175	5,712
Current liabilities	1,904	1,904	2,888	2,301
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	14,716	14,716	12,200	8,978
Revenues from sales		1,268	1,049	1,061
Net income		187	184	162
Other comprehensive income		$ (91)	$ (13)	$ 5
% owned		17.25%	19.74%	19.74%
Equity value	1,734	$ 1,734	$ 1,863	$ 1,877
Including goodwill and identifiable assets	$ 1,355	1,355	1,639	1,687
Profit/(loss)		22	36	32
Share of other comprehensive income, net amount		$ 4	$ 9	$ 3